Income tax - Deferred tax assets (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	$ 3,303	$ 3,712
Amounts recognised directly in OCI		103
Gross deferred tax assets	3,303	3,815
Set-off of deferred tax assets and deferred tax liabilities	(1,549)	(1,378)
Net deferred tax assets	1,754	2,437	$ 3,064
Provisions for ECL on loans and credit commitments
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	1,364	1,481
Provision for long service leave, annual leave and other employee benefits
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	397	386
Property and equipment
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	301	347
Other provisions
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	319	424
Lease liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	640	743
All other liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	282	331
Defined benefit
Deferred tax assets
Amounts recognised directly in OCI		103
Parent Entity
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	2,977	3,303
Amounts recognised directly in OCI		101
Gross deferred tax assets	2,977	3,404
Set-off of deferred tax assets and deferred tax liabilities	(1,331)	(1,311)
Net deferred tax assets	1,646	2,093	$ 2,497
Parent Entity | Provisions for ECL on loans and credit commitments
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	1,205	1,269
Parent Entity | Provision for long service leave, annual leave and other employee benefits
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	378	365
Parent Entity | Property and equipment
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	271	316
Parent Entity | Other provisions
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	295	388
Parent Entity | Lease liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	571	665
Parent Entity | All other liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	$ 257	300
Parent Entity | Defined benefit
Deferred tax assets
Amounts recognised directly in OCI		$ 101